Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Jul. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	PBF LOGISTICS LP
Entity Central Index Key	0001582568
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Common Units, Units Outstanding (in shares)		45,344,668